                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: June 30, 2005
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

301st Quarterly Report
June 30, 2005

A No-Load Fund





[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Mutual Fund increased 1.8% during the second quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 1.4% and the Merrill Lynch Master Bond Index which grew 3.1% over the same period. For the first six months of the year, CGM Mutual Fund increased 7.5%, the unmanaged S&P 500 Index declined -0.8% and the Merrill Lynch Master Bond Index increased 2.7%.

The U.S. economy is chugging along with real Gross Domestic Product for the first quarter of 2005 clocked at a healthy 3.8% annual rate and we expect second quarter GDP numbers will come in at nearly the same level. Auto and retail sales picked up in June, homebuilding remains strong, inflation is modest and corporate profits are generally increasing.

One year ago, the Federal Reserve Board began raising short-term interest rates. One of the major concerns at the time was how much inflation would accompany the anticipated U.S. economic expansion and what that would mean for long-term interest rates, particularly if the price of crude oil were to rise significantly. Over the months, we learned the answer: not very much, at least for the moment. The Fed raised rates nine times over the last year, the price of crude oil per barrel jumped from $35 to $58 and yet, inflation rose only a modest 2.8% as measured by the Consumer Price Index and the yield on the ten-year government bond actually declined from 4.7% on June 30, 2004 to 3.9% on June 30, 2005. Nonetheless, the Fed has stated its intent to continue with a "measured pace" of rate increases and, at its last meeting on June 30, raised the Federal Funds rate one quarter of one percent to 3-1/4% while leaving open the door to future increases.

Despite increasing productivity, rising corporate profits, modest inflation and declining long-term interest rates--a near perfect set of market conditions--common stock prices as measured by the S&P 500 Index rose only 6% from June 30, 2004 to June 30, 2005. We believe that equities are getting cheaper, but they are descending from lofty peaks and so far, aren't cheap enough to generate much enthusiasm.

The question today is will a price tag of $58 or more for crude oil slow economic growth going forward or will it be the source of much higher inflation? The answer may be "both" and that possibility could well be what is inhibiting equity prices. In years past, this phenomenon was termed "stagflation." Some pundits do foresee a slowdown triggered by high oil prices, lethargic foreign economies and a strengthening US dollar. We see no evidence to support this outlook, but are nonetheless mindful of the history lesson. For the moment, we believe the U.S. economy is leaning toward continued expansion.

At the end of the second quarter of 2005, CGM Mutual Fund was approximately 72% invested in stocks and 28% in short-term government securities. Within the equity portion of the portfolio, CGM Mutual Fund was heavily invested in a variety of energy securities. Should the demand for crude oil continue to rise, we believe our oil securities will provide good returns. In the equity portion of the portfolio, the three largest industry positions were oil refining, food retailers/wholesalers and independent oil producers. The three largest company holdings were Murphy Oil Corporation, Amerada Hess Corporation and Yum! Brands, Inc.

                                    /s/ Robert L. Kemp

                                        Robert L. Kemp
                                        President

July 1, 2005

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2005

                                      CGM          THE FUND'S AVERAGE
                                  MUTUAL FUND      ANNUAL TOTAL RETURN
                                 --------------  -----------------------

10 Years ......................      +103.6%               +7.4%
 5 Years ......................       +15.9                +3.0
 1 Year .......................       +19.2               +19.2
 3 Months .....................        +1.8                --

Commencing July 1, 2003 and ending June 30, 2004 Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the ten year and five year returns for the period ending June 30, 2005 would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                       CGM MUTUAL FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2005
(unaudited)
COMMON STOCKS -- 72.2% OF TOTAL NET ASSETS
                                                                    SHARES           VALUE(a)
                                                                    ------           --------

BEVERAGE AND TOBACCO -- 4.0%
  Altria Group, Inc. ......................................          310,000      $  20,044,600
                                                                                  -------------

BROKERS/INVESTMENT SERVICES -- 3.7%
  Legg Mason, Inc. ........................................          181,000         18,843,910
                                                                                  -------------

DRUGS -- 3.8%
  Genentech, Inc.(b) ......................................          235,000         18,865,800
                                                                                  -------------

FOOD - RETAILERS/WHOLESALERS -- 9.0%
  The Hershey Company .....................................          410,000         25,461,000
  The Kroger Co.(b) .......................................        1,030,000         19,600,900
                                                                                  -------------
                                                                                     45,061,900
                                                                                  -------------

HEALTH CARE SERVICES -- 5.2%
  HCA Inc. ................................................          465,000         26,351,550
                                                                                  -------------

HOME PRODUCTS AND COSMETICS -- 3.9%
  The Procter & Gamble Company ............................          370,000         19,517,500
                                                                                  -------------

HOTEL AND RESTAURANTS -- 5.3%
  YUM! Brands, Inc. ......................................           508,000         26,456,640
                                                                                  -------------

METALS AND MINING -- 4.1%
  Arch Coal, Inc. .........................................          285,000         15,523,950
  Peabody Energy Corporation ..............................           93,000          4,839,720
                                                                                  -------------
                                                                                     20,363,670
                                                                                  -------------

OIL AND GAS WELL DRILLING -- 3.2%
  Nabors Industries Ltd.(b) ...............................          265,000         16,064,300
                                                                                  -------------

OIL - INDEPENDENT PRODUCTION -- 7.3%
  Apache Corporation ......................................          190,000         12,274,000
  Occidental Petroleum Corporation ........................          315,000         24,232,950
                                                                                  -------------
                                                                                     36,506,950
                                                                                  -------------

OIL REFINING -- 17.5%
  Amerada Hess Corporation ................................          279,200         29,737,592
  ConocoPhillips ..........................................          458,000         26,330,420
  Murphy Oil Corporation ..................................          614,000         32,069,220
                                                                                  -------------
                                                                                     88,137,232
                                                                                  -------------

OIL - SERVICE -- 5.2%
  Baker Hughes Incorporated ...............................          515,000         26,347,400
                                                                                  -------------

TOTAL COMMON STOCKS (Identified Cost $334,342,082) .........................        362,561,452
                                                                                  -------------

BILLS -- 27.5% OF TOTAL NET ASSETS

                                                                    FACE
                                                                   AMOUNT             VALUE(a)
                                                                   ------             --------
UNITIED STATES TREASURY -- 27.5%
  United States Treasury Bills, 2.701%, 7/21/05 ...........    $  34,000,000      $  33,946,544
  United States Treasury Bills, 2.743%, 8/18/05 ...........        8,500,000          8,468,380
  United States Treasury Bills, 2.822%, 8/25/05 ...........        8,000,000          7,965,045
  United States Treasury Bills, 2.973%, 9/08/05 ...........       14,000,000         13,919,542
  United States Treasury Bills, 2.978%, 9/15/05 ...........       50,000,000         49,683,500
  United States Treasury Bills, 2.993%, 9/22/05 ...........       24,500,000         24,330,068
                                                                                  -------------
TOTAL BILLS (Identified Cost $138,322,218) .................................        138,313,079
                                                                                  -------------

SHORT-TERM INVESTMENT -- 1.1% OF TOTAL NET ASSETS

  American Express Credit Corporation, 3.2%, 7/01/05
    (Cost $5,235,000) .....................................        5,235,000          5,235,000
                                                                                  -------------

TOTAL INVESTMENTS -- 100.8% (Identified Cost $477,899,300)(c) ...............       506,109,531
  Cash and receivables ......................................................        17,160,027
  Liabilities ...............................................................       (20,978,667)
                                                                                  -------------
TOTAL NET ASSETS -- 100.0% ..................................................     $ 502,290,891
                                                                                  =============
(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At June 30, 2005, the net unrealized appreciation on investments based on cost of $479,545,754 for Federal income tax purposes was as follows:

  Aggregate gross unrealized appreciation for all investments in which there
    is an excess of value over tax cost .....................................       $30,039,396
  Aggregate gross unrealized depreciation for all investments in which there
    is an excess of tax cost over value .....................................        (3,475,619)
                                                                                  -------------
  Net unrealized appreciation ...............................................     $  26,563,777
                                                                                  =============
                    See accompanying notes to financial statements.

                                     CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

ASSETS
  Investments at value (Identified cost -- $477,899,300) .......   $506,109,531
  Cash .........................................................            517
  Receivable for:
    Securities sold ...............................  $16,030,063
    Shares of the Fund sold .......................       52,432
    Dividends and interest                             1,077,015     17,159,510
                                                     -----------   ------------
                                                                    523,269,558
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ..........................   20,028,787
    Shares of the Fund redeemed ...................      328,761
    Tax withholding liability                            127,260     20,484,808
                                                     -----------

  Accrued expenses:
    Management fees ...............................      373,121
    Trustees' fees ................................       16,485
    Accounting, Administration and Compliance fees         8,889
    Transfer agent fees ...........................       57,371
    Other expenses ................................       37,993        493,859
                                                     -----------   ------------
                                                                     20,978,667
                                                                   ------------
NET ASSETS .....................................................   $502,290,891
                                                                   ============
  Net Assets consist of:
    Capital paid-in ............................................   $494,196,819
    Undistributed net investment income ........................      1,453,562
    Accumulated net realized loss on investments and foreign
      currency .................................................    (21,569,721)
    Unrealized appreciation on investments -- net ..............     28,210,231
                                                                   ------------
NET ASSETS .....................................................   $502,290,891
                                                                   ============

  Shares of beneficial interest outstanding, no par value  .....     18,467,147
                                                                   ============
  Net asset value per share* ...................................         $27.20
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($502,290,891 / 18,467,147).

                See accompanying notes to financial statements.

                                     CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2005
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $138,235) ............    $  2,872,532
    Interest ..................................................       1,653,952
                                                                   ------------
                                                                      4,526,484
                                                                   ------------
  Expenses
    Management fees ...........................................       2,204,345
    Trustees' fees ............................................          32,553
    Accounting, Administration and Compliance .................          53,337
    Custodian .................................................          50,023
    Transfer agent ............................................         254,585
    Audit and tax services ....................................          15,125
    Legal .....................................................          40,545
    Printing ..................................................          33,082
    Registration ..............................................          14,128
    Miscellaneous .............................................           1,408
                                                                   ------------
                                                                      2,699,131
                                                                   ------------
  Net investment income .......................................       1,827,353
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain on investments and foreign currency
      transactions ............................................      44,545,751
    Net unrealized depreciation ...............................     (11,017,149)
                                                                   ------------
    Net gain on investments and foreign currency transactions .      33,528,602
                                                                   ------------

NET CHANGE IN ASSETS FROM
  OPERATIONS ..................................................    $ 35,355,955
                                                                   ============
                    See accompanying notes to financial statements.

                                               CGM MUTUAL FUND
------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED          YEAR ENDED
                                                                              JUNE 30, 2005     DECEMBER 31,
                                                                               (UNAUDITED)          2004
                                                                              -------------    -------------
OPERATIONS
  Net investment income ...................................................   $   1,827,353    $   3,153,943
  Net realized gain from investments and foreign currency transactions ....      44,545,751      109,328,753
  Unrealized depreciation .................................................     (11,017,149)     (64,617,245)
                                                                              -------------    -------------
    Change in net assets from operations ..................................      35,355,955       47,865,451
                                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..............................................        (373,791)      (3,214,099)
                                                                              -------------    -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................................      10,060,091        8,478,985
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ..................................         329,360        2,826,556
                                                                              -------------    -------------
                                                                                 10,389,451       11,305,541
  Cost of shares redeemed .................................................     (24,523,727)     (51,660,870)
                                                                              -------------    -------------
    Change in net assets derived from capital share transactions ..........     (14,134,276)     (40,355,329)
                                                                              -------------    -------------
  Total change in net assets ..............................................      20,847,888        4,296,023

NET ASSETS
  Beginning of period .....................................................     481,443,003      477,146,980
                                                                              -------------    -------------
  End of the period (including undistributed net investment income of
    $1,453,562 and $0 at June 30, 2005 and December 31, 2004, respectively)   $ 502,290,891    $ 481,443,003
                                                                              =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................................         375,192          361,240
  Issued in connection with reinvestment of:
    Dividends from net investment income ..................................          12,897          123,588
                                                                              -------------    -------------
                                                                                    388,089          484,828
  Redeemed ................................................................        (930,873)      (2,218,413)
                                                                              -------------    -------------
  Net change ..............................................................        (542,784)      (1,733,585)
                                                                              =============    =============
                    See accompanying notes to financial statements.

                                                       CGM MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                 SIX MONTHS
                                                    ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2005       -----------------------------------------------------------
                                                 (UNAUDITED)          2004         2003         2002        2001(a)       2000
                                                -------------       ------        ------       ------       ------       ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period       $25.33             $23.00        $16.65       $20.47       $23.38       $27.28
                                                 ------             ------        ------       ------       ------       ------
Net investment income(b) ..................        0.10(c)            0.16(c)       0.23(c)      0.26(c)      0.19         0.74
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ............................        1.79               2.33          6.35        (3.67)       (2.90)       (3.91)
                                                 ------             ------        ------       ------       ------       ------
Total from investment operations ..........        1.89               2.49          6.58        (3.41)       (2.71)       (3.17)
                                                 ------             ------        ------       ------       ------       ------
Dividends from net investment income ......       (0.02)             (0.16)        (0.23)       (0.41)       (0.20)       (0.73)
                                                 ------             ------        ------       ------       ------       ------
Net increase (decrease) in net asset value         1.87               2.33          6.35        (3.82)       (2.91)       (3.90)
                                                 ------             ------        ------       ------       ------       ------
Net asset value at end of period ..........      $27.20             $25.33        $23.00       $16.65       $20.47       $23.38
                                                 ======             ======        ======       ======       ======       ======

Total Return (%) ..........................         7.5               10.9(d)       39.7(d)     (16.9)       (11.6)       (11.6)

Ratios:
Operating expenses to average net
  assets (%) ..............................        1.10*              1.02          1.07         1.14         1.10         1.06
Operating expenses to average net assets
  before management fee waiver (%) ........         N/A               1.11          1.17          N/A          N/A          N/A
Net investment income to average net
  assets (%) ..............................        0.75*              0.68          1.23         1.30         1.00         2.99
Portfolio turnover (%) ....................         429*               314           260          191          236          230
Net assets at end of period
(in thousands) ($).........................     502,291            481,443       477,147      376,089      498,972      654,468

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to
    1.00%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Net of management fee waiver which
    amounted to ($) .......................         N/A              0.02           0.02          N/A          N/A          N/A
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) The total return would have been lower had the management fee not been reduced during the period.
  * Computed on an annualized basis.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004, there were capital loss carryovers available to offset future realized gains of $8,630,888 expiring in year 2009 and $57,484,584 expiring in year 2010. During the year 2004 the Fund utilized $109,187,016 of capital loss carryovers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2004 and for the six month period ended June 30, 2005, the tax character of distributions paid was as follows: ordinary income $3,214,099 and $373,791 and long-term capital gains $0 and $0, respectively. For tax purposes for the year ended December 31, 2004, there was no undistributed ordinary income or capital gains except for unrealized appreciation of $39,227,872.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $791,274,688 and $816,263,377, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2005, the Fund incurred management fees of $2,204,345, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $53,337, for the period ended June 30, 2005, is shown separately in the financial statements.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2005, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the four CGM Funds.

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                               Beginning        Ending           Expenses Paid
                             Account Value   Account Value       During Period*
                               01/01/05        6/30/05        1/01/05 - 6/30/05
-------------------------------------------------------------------------------
Actual                        $1,000.00       $1,075.00              $5.66
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00       $1,019.34              $5.51
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                         CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1979 -- JUNE 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1979
---------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                           OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
             --------------------------------------------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                                        Which Would Represent
                               ---------------------------------                             ------------------------------------
                                                                        The Value of                             A Cumulative
                The Net                                                 Your Original                               Change
              Asset Value        Per Share           Per Share           Investment              An                Expressed
    On          of Your        Capital Gains          Income               At Each             Annual           As An Index With
 December     Share Would      Distributions       Distributions          Year End           Total Return         December 31,
   31          Have Been            of                  of             Would Have Been            of              1979 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1979          13.81                                                                                               100.0
   1980          14.85              --                $ 0.88               $ 15.85             +  14.8               114.8
   1981          13.90              --                  0.97                 15.87             +   0.1               114.9
   1982          18.16              --                  1.09                 22.38             +  41.0               162.0
   1983          18.81              --                  1.09                 24.60             +   9.9               178.0
   1984          17.01            $ 1.86                0.95                 26.15             +   6.3               189.2
   1985          21.53              --                  1.08                 35.17             +  34.5               254.5
   1986          22.86              2.75                0.94                 44.00             +  25.1               318.4
   1987          20.40              4.52                1.06                 50.03             +  13.7               362.0
   1988          19.94              --                  1.10                 51.63             +   3.2               373.6
   1989          22.34              0.95                0.93                 62.83             +  21.7               454.7
   1990          21.64              --                  0.93*                63.52             +   1.1               459.7
   1991          26.80              2.64                0.97                 89.50             +  40.9               647.7
   1992          26.02              1.42                0.93                 94.96             +   6.1               687.2
   1993          28.88              1.93                0.86                115.66             +  21.8               837.0
   1994          25.05              --                  1.04                104.44             -   9.7               755.8
   1995          29.43              0.89                0.77                129.82             +  24.3               939.5
   1996          31.42              4.15                0.74                160.59             +  23.7              1162.2
   1997          25.52              7.81                0.67                173.76             +   8.2              1257.5
   1998          26.36              0.25                0.98                188.01             +   8.2              1360.6
   1999          27.28              3.54                0.84                226.55             +  20.5              1639.5
   2000          23.38              --                  0.73                200.27             -  11.6              1449.3
   2001          20.47              --                  0.20                177.04             -  11.6              1281.2
   2002          16.65              --                  0.41                147.12             -  16.9              1064.7
   2003          23.00              --                  0.23                205.53             +  39.7              1487.4
   2004          25.33              --                  0.16                227.93             +  10.9              1649.5
   2005 (6/30)   27.20              --                  0.02                245.02             +   7.5              1773.2
                                  ------              ------                                   -------
     Totals                       $32.71              $20.57                                   +1673.2
--------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
--------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for
2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N- Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 05                        Printed in U.S.A.

CGM
REALTY FUND

45th Quarterly Report
June 30, 2005

A No-Load Fund





[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Realty Fund increased 8.6% during the second quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 1.4% and the National Association of Real Estate Investment Trusts' (NAREIT) Equity REIT Index which grew 14.5% over the same period. For the first six months of the year, CGM Realty Fund increased 9.3%, the unmanaged S&P 500 Index declined -0.8% and the NAREIT Equity REIT Index increased 6.4%.

The U.S. economy is chugging along with real Gross Domestic Product for the first quarter of 2005 clocked at a healthy 3.8% annual rate and we expect second quarter GDP numbers will come in at nearly the same level. Auto and retail sales picked up in June, homebuilding remains strong, inflation is modest and corporate profits are generally increasing.

One year ago, the Federal Reserve Board began raising short-term interest rates. One of the major concerns at the time was how much inflation would accompany the anticipated U.S. economic expansion and what that would mean for long-term interest rates, particularly if the price of crude oil were to rise significantly. Over the months, we learned the answer: not very much, at least for the moment. The Fed raised rates nine times over the last year, the price of crude oil per barrel jumped from $35 to $58 and yet, inflation rose only a modest 2.8% as measured by the Consumer Price Index and the yield on the ten-year government bond actually declined from 4.7% on June 30, 2004 to 3.9% on June 30, 2005. Nonetheless, the Fed has stated its intent to continue with a "measured pace" of rate increases and, at its last meeting on June 30, raised the Federal Funds rate one quarter of one percent to 3-1/4% while leaving open the door to future increases.

Despite increasing productivity, rising corporate profits, modest inflation and declining long-term interest rates--a near perfect set of market conditions--common stock prices as measured by the S&P 500 Index rose only 6% from June 30, 2004 to June 30, 2005. We believe that equities are getting cheaper, but they are descending from lofty peaks and so far, aren't cheap enough to generate much enthusiasm.

The question today is will a price tag of $58 or more for crude oil slow economic growth going forward or will it be the source of much higher inflation? The answer may be "both" and that possibility could well be what is inhibiting equity prices. In years past, this phenomenon was termed "stagflation." Some pundits do foresee a slowdown triggered by high oil prices, lethargic foreign economies and a strengthening US dollar. We see no evidence to support this outlook, but are nonetheless mindful of the history lesson. For the moment, we believe the U.S. economy is leaning toward continued expansion.

At the end of the second quarter of 2005, CGM Realty Fund was approximately 75% invested in real estate investment trusts. The portfolio's largest sector positions were in hotel and retail REITs. The Fund's three largest company holdings were Arch Coal, Inc., CB Richard Ellis Group, Inc. and CONSOL Energy Inc.

                                    /s/ Robert L. Kemp

                                        Robert L. Kemp
                                        President

July 1, 2005

                                CGM REALTY FUND
-------------------------------------------------------------------------------


INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2005

                                                   THE FUND'S
                                      CGM           AVERAGE
                                     REALTY          ANNUAL
                                      FUND        TOTAL RETURN
                                    --------     --------------
10 years ........................   +564.7%          +20.9%
5 years .........................   +241.8           +27.9
1 Year ..........................   + 43.4           +43.4
3 Months ........................   +  8.6             --

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return for the ten-year period would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                        CGM REALTY FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2005
(unaudited)

COMMON STOCKS -- 98.8% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 74.5%                                 SHARES        VALUE(a)
                                                                     ----------   ------------
APARTMENTS -- 4.0%
   Essex Property Trust, Inc. .................................         445,000   $ 36,961,700
                                                                                  ------------

HOTELS -- 30.3%
   DiamondRock Hospitality Company(b) .........................       2,839,000     32,080,700
   FelCor Lodging Trust, Inc.(c) ..............................       2,977,600     43,115,648
   Host Marriott Corporation ..................................       2,830,000     49,525,000
   Innkeepers USA Trust(b) ....................................       3,309,200     49,439,448
   LaSalle Hotel Properties(b) ................................       1,635,300     53,654,193
   Sunstone Hotel Investors, Inc.(b) ..........................       2,098,900     50,919,314
                                                                                  ------------
                                                                                   278,734,303
                                                                                  ------------

MISCELLANEOUS -- 5.7%
   Entertainment Properties Trust .............................       1,148,000     52,808,000
                                                                                  ------------

OFFICE AND INDUSTRIAL -- 13.1%
   Boston Properties, Inc. ....................................         140,000      9,800,000
   Maguire Properties, Inc. ...................................         525,000     14,878,500
   SL Green Realty Corp. ......................................         756,300     48,781,350
   Vornado Realty Trust .......................................         580,000     46,632,000
                                                                                  ------------
                                                                                   120,091,850
                                                                                  ------------

RETAIL -- 21.4%
   CBL & Associates Properties, Inc. ..........................       1,150,000     49,530,500
   General Growth Properties, Inc. ............................       1,325,000     54,444,250
   Simon Property Group, Inc. .................................         640,000     46,393,600
   The Macerich Company .......................................         700,000     46,935,000
                                                                                  ------------
                                                                                   197,303,350
                                                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $549,987,848) ............    685,899,203
                                                                                  ------------

OTHER COMMON STOCKS -- 24.3%

METALS AND MINING -- 18.0%
   Arch Coal, Inc. ............................................       1,100,000     59,917,000
   CONSOL Energy Inc. .........................................       1,040,000     55,723,200
   Foundation Coal Holdings, Inc. .............................         832,000     21,582,080
   Peabody Energy Corporation .................................         549,300     28,585,572
                                                                                  ------------
                                                                                   165,807,852
                                                                                  ------------

REAL ESTATE SERVICES -- 6.3%
   CB Richard Ellis Group, Inc.(c) ............................       1,327,900     58,241,694
                                                                                  ------------

TOTAL OTHER COMMON STOCKS (Identified Cost $191,251,397) ......................    224,049,546
                                                                                  ------------

TOTAL COMMON STOCKS (Identified Cost $741,239,245) ............................    909,948,749
                                                                                  ------------

                                                                     FACE
SHORT-TERM INVESTMENT -- 1.6% OF TOTAL NET ASSETS                   AMOUNT
                                                                 -----------
    American Express Credit Corporation, 3.2%,
     7/01/05 (Cost $15,095,000) ...............................     $15,095,000     15,095,000
                                                                                  ------------

TOTAL INVESTMENTS -- 100.4% (Identified Cost $756,334,245)(d) .................    925,043,749
            Cash and receivables ..............................................     18,758,748
            Liabilities .......................................................    (22,434,282)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% ....................................................   $921,368,215
                                                                                  ============
(a) See Note 1A.
(b) Non-controlled affiliate (See Note 5).
(c) Non-income producing security.
(d) Federal Tax Information: At June 30, 2005 the net unrealized appreciation on investments based on cost of $756,802,671 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................     $ 168,241,078
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................                 0
                                                                                  ------------
    Net unrealized appreciation ............................................     $ 168,241,078
                                                                                 =============
                        See accompanying notes to financial statements.

                                         CGM REALTY FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

ASSETS
 Investments at value:
  Unaffiliated issuers (identified cost --
   $624,800,979) ...........................................      $738,950,094
  Non-controlled affiliates
   (identified cost -- $131,533,266) .......................       186,093,655      $925,043,749
                                                                  ------------
 Cash ........................................................................             1,654
 Receivable for:
  Securities sold                                                   14,285,923
  Shares of the Fund sold                                              928,659
  Dividends and interest ...................................         3,542,512        18,757,094
                                                                  ------------      ------------
                                                                                     943,802,497
                                                                                    ------------
LIABILITIES
 Payable for:
  Securities purchased .....................................        11,147,512
  Shares of the Fund redeemed ..............................        10,548,685        21,696,197
                                                                  ------------
 Accrued expenses:
  Management fees ..........................................           600,825
  Trustees' fees ...........................................            20,601
  Accounting, Administration and Compliance fees ...........            14,501
  Transfer agent fees ......................................            46,731
  Other expenses ...........................................            55,427           738,085
                                                                  ------------      ------------
                                                                                      22,434,282
                                                                                    ------------
NET ASSETS ...................................................................      $921,368,215
                                                                                    ============
 Net Assets consist of:
  Capital paid-in ............................................................      $479,737,556
  Undistributed net investment income.........................................         5,923,329
  Accumulated net realized gain
   on investments and foreign
   currency ..................................................................       266,997,826
  Unrealized appreciation on
   investments -- net ........................................................       168,709,504
                                                                                    ------------
NET ASSETS ...................................................................      $921,368,215
                                                                                    ============

 Shares of beneficial interest
  outstanding, no par value  .................................................        28,576,493
                                                                                    ============
 Net asset value per share* ..................................................            $32.24
                                                                                    ============

*Shares of the Fund are sold and redeemed at net asset value ($921,368,215 / 28,576,493).

                       See accompanying notes to financial statements.

                                    CGM REALTY FUND
------------------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2005
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (including dividend income of $2,589,355 from non-controlled
   affiliated issuers) .................................................     $  11,246,454
  Interest .............................................................           425,330
                                                                             -------------
                                                                                11,671,784
                                                                             -------------
 Expenses
  Management fees ......................................................         3,475,517
  Trustees' fees .......................................................            40,785
  Accounting, Administration and Compliance.............................            87,010
  Custodian ............................................................            71,654
  Transfer agent .......................................................           183,303
  Audit and tax services ...............................................            15,250
  Legal ................................................................            79,098
  Printing .............................................................            32,243
  Registration .........................................................            17,282
  Line of credit commitment fee ........................................            10,139
  Miscellaneous ........................................................             1,810
                                                                             -------------
                                                                                 4,014,091
                                                                             -------------
 Net investment income .................................................         7,657,693
                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain on investments ......................................       267,470,606
 Net unrealized depreciation ...........................................      (200,204,011)
                                                                             -------------

 Net gain on investments ...............................................        67,266,595
                                                                             -------------

NET CHANGE IN ASSETS FROM
 OPERATIONS ............................................................     $  74,924,288
                                                                             =============

                   See accompanying notes to financial statements.

                                         CGM REALTY FUND
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                            ENDED         YEAR ENDED
                                                                         JUNE 30, 2005    DECEMBER 31,
                                                                          (UNAUDITED)         2004
                                                                         -------------    -------------
FROM OPERATIONS
  Net investment income ..............................................   $   7,657,693    $   4,666,175
  Net realized gain from investments and foreign currency transactions     267,470,606       89,728,133
  Unrealized appreciation (depreciation) .............................    (200,204,011)     108,077,150
                                                                         -------------    -------------
    Change in net assets from operations .............................      74,924,288      202,471,458
                                                                         -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................................      (1,734,364)      (4,272,407)
  Net realized short-term capital gain on investments ................               0       (3,828,368)
  Net realized long-term capital gain on investments .................               0      (85,899,002)
                                                                         -------------    -------------
                                                                            (1,734,364)     (93,999,777)
                                                                         -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................................     185,055,400      215,709,993
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income .............................       1,422,039        3,538,293
    Distributions from net short-term capital realized gain ..........               0        3,236,998
    Distributions from net long-term capital realized gain ...........               0       72,630,888
                                                                         -------------    -------------
                                                                           186,477,439      295,116,172
  Cost of shares redeemed ............................................    (123,698,327)    (262,608,312)
                                                                         -------------    -------------
    Change in net assets derived from capital share transactions .....      62,779,112       32,507,860
                                                                         -------------    -------------
  Total change in net assets .........................................     135,969,036      140,979,541

NET ASSETS
  Beginning of period ................................................     785,399,179      644,419,638
                                                                         -------------    -------------

  End of period (including undistributed net investment income of $5,923,329 and $0 at June 30, 2005 and December 31, 2004,
    respectively) ....................................................   $ 921,368,215    $ 785,399,179
                                                                         =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................................       6,013,375        8,092,763
  Issued in connection with reinvestment of:
    Dividends from net investment income .............................          48,802          130,730
    Distributions from net short-term capital realized gain ..........               0          110,027
    Distributions from net long-term capital realized gain ...........               0        2,468,759
                                                                         -------------    -------------
                                                                             6,062,177       10,802,279
  Redeemed ...........................................................      (4,058,437)     (10,268,528)
                                                                         -------------    -------------
  Net change .........................................................       2,003,740          533,751
                                                                         =============    =============

                   See accompanying notes to financial statements.

                                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2005       -----------------------------------------------------------
                                                 (UNAUDITED)          2004         2003         2002         2001         2000
                                                -------------       ------        ------       ------       ------       ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period       $29.56             $24.75        $13.39       $13.47       $13.53       $11.08
                                                 ------             ------        ------       ------       ------       ------

Net investment income .....................        0.27(a)            0.19(a)       0.03(a)      0.40(a)      0.48(a)      0.52

Net realized and unrealized gain on
  investments and foreign currency
  transactions ............................        2.47               8.55         11.93         0.10         0.17         2.66
                                                 ------             ------        ------       ------       ------       ------
Total from investment operations ..........        2.74               8.74         11.96         0.50         0.65         3.18
                                                 ------             ------        ------       ------       ------       ------

Dividends from net investment income ......       (0.06)             (0.18)        (0.04)       (0.58)       (0.71)       (0.73)
Distribution from net short-term realized
  gain                                            --                 (0.16)        --           --           --           --
Distribution  from  net  long-term realized
  gain                                            --                 (3.59)        (0.56)       --           --           --
                                                 ------             ------        ------       ------       ------       ------
Total Distributions .......................       (0.06)             (3.93)        (0.60)       (0.58)       (0.71)       (0.73)
                                                 ------             ------        ------       ------       ------       ------
Net increase (decrease) in net asset value         2.68               4.81         11.36        (0.08)       (0.06)        2.45
                                                 ------             ------        ------       ------       ------       ------
Net asset value at end of period ..........      $32.24             $29.56        $24.75       $13.39       $13.47       $13.53
                                                 ======             ======        ======       ======       ======       ======

Total Return (%) ..........................         9.3               35.5          89.7          3.5          5.1         29.2

Ratios:
Operating expenses to average net assets
  (%)                                              0.93*              0.96          1.02         1.03         1.00         1.02
Net investment income to average net assets
  (%) .....................................        1.78*              0.73          0.16         2.70         3.63         4.27
Portfolio turnover (%) ....................         253*                43            68          173          131           78

Net assets at end of period
  (in thousands) ($) ......................     921,368            785,399       644,420      339,757      383,156      499,922

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                                       See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004 there were no capital loss carryovers available to offset future realized gains.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2004 and for the six month period ended June 30, 2005, the tax character of distributions paid was as follows: ordinary income $8,100,775 and $1,734,364 and long-term capital gains $85,899,002 and $0, respectively. For tax purposes for the year ended December 31, 2004, there was no undistributed ordinary income or capital gains except for unrealized appreciation of $368,440,736.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,129,170,302 and $1,067,548,485, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2005, the Fund incurred management fees of $3,475,517, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of
       2002. For the period ended June 30, 2005 these expenses amounted to $87,010 and are shown separately in the financial statements as Accounting, Administration and Compliance.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2005, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Corporation. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2005.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2005:

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD         GROSS         GROSS          SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2004    ADDITIONS     REDUCTIONS      JUNE 30, 2005        INCOME        JUNE 30, 2005
--------------               -----------------    ---------     ----------      -------------        ------        -------------

DiamondRock Hospitality
  Company ..................             0       $2,839,000             0         2,839,000        $   78,566      $ 32,080,700
Innkeepers USA Trust .......     2,864,200          445,000             0         3,309,200           529,472        49,439,448
LaSalle Hotels Properties        1,635,300                0             0         1,635,300           784,944        53,654,193
Sunstone Hotel Investors,
  Inc. .....................     1,940,000          158,900             0         2,098,900         1,196,373        50,919,314
                                                                                                   ----------      ------------
    Total ..................                                                                       $2,589,355      $186,093,655
                                                                                                   ==========      ============

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of the Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning        Ending          Expenses Paid
                            Account Value   Account Value      During Period*
                               1/01/05         6/30/05        1/01/05 - 6/30/05
-------------------------------------------------------------------------------
Actual                        $1,000.00      $1,093.00             $4.83
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00      $1,020.18             $4.66
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N- Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 05                        Printed in U.S.A.

CGM
FOCUS FUND

31st Quarterly Report
June 30, 2005

A No-Load Fund





[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Focus Fund increased 3.1% during the second quarter of 2005 compared to the unmanaged Standard and Poor's 500 Index which returned 1.4%. For the first six months of the year, CGM Focus Fund increased 14.3% while the unmanaged S&P 500 Index declined -0.8%.

The U.S. economy is chugging along with real Gross Domestic Product for the first quarter of 2005 clocked at a healthy 3.8% annual rate and we expect second quarter GDP numbers will come in at nearly the same level. Auto and retail sales picked up in June, homebuilding remains strong, inflation is modest and corporate profits are generally increasing.

One year ago, the Federal Reserve Board began raising short-term interest rates. One of the major concerns at the time was how much inflation would accompany the anticipated U.S. economic expansion and what that would mean for long-term interest rates, particularly if the price of crude oil were to rise significantly. Over the months, we learned the answer: not very much, at least for the moment. The Fed raised rates nine times over the last year, the price of crude oil per barrel jumped from $35 to $58 and yet, inflation rose only a modest 2.8% as measured by the Consumer Price Index and the yield on the ten-year government bond actually declined from 4.7% on June 30, 2004 to 3.9% on June 30, 2005. Nonetheless, the Fed has stated its intent to continue with a "measured pace" of rate increases and, at its last meeting on June 30, raised the Federal Funds rate one quarter of one percent to 3-1/4% while leaving open the door to future increases.

Despite increasing productivity, rising corporate profits, modest inflation and declining long-term interest rates--a near perfect set of market conditions--common stock prices as measured by the S&P 500 Index rose only 6% from June 30, 2004 to June 30, 2005. We believe that equities are getting cheaper, but they are descending from lofty peaks and so far, aren't cheap enough to generate much enthusiasm.

The question today is will a price tag of $58 or more for crude oil slow economic growth going forward or will it be the source of much higher inflation? The answer may be "both" and that possibility could well be what is inhibiting equity prices. In years past, this phenomenon was termed "stagflation." Some pundits do foresee a slowdown triggered by high oil prices, lethargic foreign economies and a strengthening US dollar. We see no evidence to support this outlook, but are nonetheless mindful of the history lesson. For the moment, we believe the U.S. economy is leaning toward continued expansion.

At the end of the second quarter of 2005, CGM Focus Fund was approximately 39% invested in stocks sold short. The Fund's three largest short positions were Sirius Satellite Radio Inc., Amazon.com, Inc. and Qwest Communications International Inc. On the long side, the Fund was heavily invested in a variety of energy securities and held important positions in the oil refining, retail and oil and gas well drilling industries. The Fund's three largest long holdings were Canadian Natural Resources Limited, Peabody Energy Corporation and Tenaris S.A. ADR (drilling equipment). Should the demand for crude oil continue to rise, we believe the Fund's energy sector holdings will provide good returns.

                                    /s/ Robert L. Kemp

                                        Robert L. Kemp
                                        President

July 1, 2005

                                CGM FOCUS FUND
-------------------------------------------------------------------------------


INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2005

                                                                 THE FUND'S
                                                CGM FOCUS      AVERAGE ANNUAL
                                                  FUND          TOTAL RETURN
                                              -------------  ------------------
5 Years .....................................    +274.2%           +30.2%
1 Year ......................................     +28.0            +28.0
3 Months ....................................      +3.1              --

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2005 is +20.2%. The adviser agreed to limit the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales from inception through December 31, 2001. Otherwise, the Fund's average annual total return since inception and the Fund's total return and average annual total return for the five-year period ended June 30, 2005, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                             CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2005
(unaudited)

COMMON STOCKS -- 99.0% OF TOTAL NET ASSETS

                                                                              SHARES          VALUE(a)
                                                                              ------          --------

AEROSPACE -- 4.5%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR(b) ..............       1,665,000    $  55,061,550
                                                                                          -------------

AIRLINES -- 3.1%
  Lan Airlines S.A. ADR(b) ...........................................       1,094,600       38,256,270
                                                                                          -------------

BROKERS/INVESTMENT SERVICES -- 5.2%
  Legg Mason, Inc. ...................................................         610,000       63,507,100
                                                                                          -------------

DRUGS -- 1.2%
  Genentech, Inc.(c) .................................................         175,000       14,049,000
                                                                                          -------------

ENGINEERING AND SCIENTIFIC COMPUTERS -- 5.1%
  Fluor Corporation(d) ...............................................       1,085,000       62,485,150
                                                                                          -------------

HOTELS AND RESTAURANTS -- 3.5%
  YUM! Brands, Inc. ..................................................         825,000       42,966,000
                                                                                          -------------

LEISURE -- 5.2%
  Harrah's Entertainment, Inc.(d) ....................................         875,000       63,061,250
                                                                                          -------------

METALS AND MINING -- 5.3%
  Peabody Energy Corporation(d) ......................................       1,248,000       64,945,920
                                                                                          -------------

MISCELLANEOUS -- 5.3%
  Tenaris S.A. ADR(b) ................................................         825,000       64,572,750
                                                                                          -------------

OIL AND GAS WELL DRILLING -- 10.2%
  Nabors Industries Ltd.(c) ..........................................       1,059,600       64,232,952
  Transocean Inc.(c)(d) ..............................................       1,120,000       60,446,400
                                                                                          -------------
                                                                                            124,679,352
                                                                                          -------------
OIL - INDEPENDENT PRODUCTION -- 6.3%
  Canadian Natural Resources Limited(d) ..............................       1,880,000       68,394,400
  Occidental Petroleum Corporation ...................................         100,000        7,693,000
                                                                                          -------------
                                                                                             76,087,400
                                                                                          -------------

OIL REFINING -- 19.2%
  Amerada Hess Corporation(d) ........................................         591,000       62,947,410
  ConocoPhillips(d) ..................................................       1,042,000       59,904,580
  Murphy Oil Corporation(d) ..........................................       1,230,000       64,242,900
  Suncor Energy, Inc.(d) .............................................       1,001,200       47,376,784
                                                                                          -------------
                                                                                            234,471,674
                                                                                          -------------

OIL - SERVICE -- 6.9%
  Baker Hughes Incorporated(d) .......................................       1,245,000       63,694,200
  Smith International, Inc. ..........................................         315,000       20,065,500
                                                                                          -------------
                                                                                             83,759,700
                                                                                          -------------
RETAIL -- 10.3%
  Abercrombie & Fitch Co. ............................................         920,000       63,204,000
  Best Buy Co., Inc. .................................................         900,000       61,695,000
                                                                                          -------------
                                                                                            124,899,000
                                                                                          -------------
TECHNOLOGY -- 7.7%
  Corning Incorporated(c) ............................................       3,000,000       49,860,000
  Google Inc.(c) .....................................................         150,000       44,122,500
                                                                                          -------------
                                                                                             93,982,500
                                                                                          -------------

TOTAL COMMON STOCKS (Identified Cost $1,033,089,556) .................                    1,206,784,616
                                                                                          -------------
NOTES -- 0.1% OF TOTAL NET ASSETS

                                                                             FACE
                                                                            AMOUNT
                                                                            ------

UNITED STATES TREASURY -- 0.1%
   United States Treasury Notes, 2.875%, 11/30/06
     (Identified Cost $998,918)(e) ...................................   $   1,000,000          989,805
                                                                                          -------------
SHORT-TERM INVESTMENT -- 1.7% OF TOTAL NET ASSETS

   American Express Credit Corporation, 3.2%,
     7/01/05 (Cost $20,820,000) ......................................      20,820,000       20,820,000
                                                                                          -------------

TOTAL INVESTMENTS -- 100.8% (Identified Cost $1,054,908,474)(f) ......................    1,228,594,421
   Cash and receivables ..............................................................      510,671,649
   Liabilities .......................................................................     (520,252,977)
                                                                                          -------------
TOTAL NET ASSETS -- 100.0% ...........................................................   $1,219,013,093
                                                                                          =============
FUTURE CONTRACTS
                                                                                            UNREALIZED
                                                                          CONTRACTS        GAIN (LOSS)
                                                                          ---------        -----------

   Long, Euro Currency Futures Contracts, expiration 9/05
   (Market Value of Contracts $2,275,688) ............................              15    $    (218,362)
   Long, Yen Currency Futures Contracts, expiration 9/05
   (Market Value of Contracts $1,704,750) ............................              15         (115,613)
                                                                                          -------------
                                                                                          $    (333,975)
                                                                                          -------------
   Net payments (receipts) of variation margin to date ...............                    $     331,912
                                                                                          -------------
   Variation margin receivable (payable) on open future contracts ....                    $      (2,063)
                                                                                          =============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) A portion of this security has been segregated as collateral in connection with short sale investments (See Note
    1E).
(e) This security is pledged to cover margin requirements on futures currency contracts at June 30, 2005 (See Note 1F).
(f) Federal Tax Information: At June 30, 2005 the net unrealized appreciation on investments based on cost of
    $1,057,505,412 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is
    an excess of value over tax cost .................................................     $173,926,566
    Aggregate gross unrealized depreciation for all investments in which there
    is an excess of tax cost over value ..............................................       (2,837,557)
                                                                                           ------------
                                                                                           $171,089,009
                                                                                           ============

SECURITIES SOLD SHORT (PROCEEDS $469,336,291)
  (unaudited)

                                                                  SHARES             VALUE(a)
                                                                  ------             --------

Abgenix, Inc. .............................................         340,000        $  2,917,200
Alexion Pharmaceuticals, Inc. .............................         290,000           6,681,600
Alkermes, Inc. ............................................         340,000           4,494,800
Amazon.com, Inc. ..........................................       1,941,500          64,224,820
Apple Computer, Inc. ......................................       1,300,000          47,853,000
Cubist Pharmaceuticals, Inc. ..............................         340,000           4,477,800
CV Therapeutics, Inc. .....................................         340,000           7,622,800
Dendreon Corporation ......................................         340,000           1,778,200
Geron Corporation .........................................         340,000           2,631,600
Harley-Davidson, Inc. .....................................         470,000          23,312,000
ICOS Corporation ..........................................         340,000           7,197,800
InterMune, Inc. ...........................................         340,000           4,433,600
International Business Machines Corporation ...............         770,000          57,134,000
Medarex, Inc. .............................................         390,000           3,248,700
Millennium Pharmaceuticals Inc. ...........................         340,000           3,151,800
Neurochem Inc. ............................................          90,000             904,500
NPS Pharmaceuticals, Inc. .................................         340,000           3,859,000
Progenics Pharmaceuticals, Inc. ...........................         330,000           6,883,800
Qwest Communications International Inc. ...................      17,300,000          64,183,000
Sirius Satellite Radio Inc. ...............................      10,800,000          69,984,000
Sun Microsystems, Inc. ....................................       5,200,000          19,396,000
Wal-Mart Stores, Inc. .....................................       1,310,000          63,142,000
                                                                                   ------------
                                                                                   $469,512,020
                                                                                   ============

                            See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2005
(unaudited)

ASSETS
 Investments at value (Identified
  cost -- $1,054,908,474) ............................................                   $1,228,594,421
 Cash ................................................................                            4,886
 Restricted cash .....................................................                      489,663,786
 Receivable for:
  Securities sold ....................................................   $  11,659,560
  Shares of the Fund sold ............................................       6,133,961
  Dividends and interest .............................................       3,209,456       21,002,977
                                                                         -------------    -------------
                                                                                          1,739,266,070
                                                                                          -------------
LIABILITIES
 Securities sold short at current market
  value (Proceeds $469,336,291) ......................................                      469,512,020
 Payable for:
  Securities purchased ...............................................      46,363,874
  Shares of the Fund
   redeemed ..........................................................       2,807,604
  Dividend on short sale .............................................         154,000
  Variation margin on
   futures ...........................................................           2,063
  Tax withholding liability ..........................................         324,401       49,651,942
                                                                         -------------
 Accrued expenses:
  Management fees ....................................................         932,126
  Trustees' fees .....................................................          22,416
  Accounting, Administra-
   tion and Compliance fees ..........................................          16,965
  Transfer agent fees ................................................          48,577
  Other expenses .....................................................          68,931        1,089,015
                                                                         -------------    -------------
                                                                                            520,252,977
                                                                                          -------------
NET ASSETS ...........................................................................   $1,219,013,093
                                                                                          =============
 Net Assets consist of:
  Capital paid-in ....................................................................   $  946,819,814
  Undistributed net investment income ................................................        4,423,525
  Accumulated net realized gain on investments and foreign currency ..................       94,592,628
  Net unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities
   in foreign currencies:
    Long positions ...................................................................      173,686,830
    Short positions ..................................................................         (175,729)
    Future contracts .................................................................         (333,975)
                                                                                          -------------
NET ASSETS ...........................................................................   $1,219,013,093
                                                                                          =============
 Shares of beneficial interest
  outstanding, no par value ..........................................................      36,156,193
                                                                                          =============
 Net asset value per share* ..........................................................    $       33.72
                                                                                          =============
*Shares of the Fund are sold and redeemed at net asset value ($1,219,013,093 / 36,156,193).

                            See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2005
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax
   of $430,391) ............................................  $  7,092,015
  Income on restricted cash ................................     3,590,515
  Interest .................................................       191,619
                                                              ------------
                                                                10,874,149
                                                              ------------
 Expenses
  Management fees ..........................................     5,037,606
  Trustees' fees ...........................................        44,413
  Accounting, Administration and
   Compliance ..............................................       101,791
  Custodian ................................................        89,384
  Transfer agent ...........................................       256,174
  Audit and tax services ...................................        15,250
  Legal ....................................................        92,409
  Printing .................................................        46,896
  Registration .............................................        18,476
  Line of credit commitment fee ............................        12,674
  Dividend on short sale ...................................       579,450
  Interest related to securities sold short ................       153,989
  Miscellaneous ............................................         2,112
                                                              ------------
                                                                 6,450,624
                                                              ------------
 Net investment income .....................................     4,423,525
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments and foreign currency transactions:
  Long transactions ........................................    96,904,269
  Short transactions .......................................     3,549,616
  Future contracts .........................................      (258,486)
Net unrealized appreciation
 (depreciation) on investments and
 translation of assets and liabilities
 in foreign currencies:
  Long transactions ........................................    29,429,468
  Short transactions .......................................       569,409
  Future contracts .........................................      (538,394)
                                                              ------------
Net gain on investments and foreign currency transactions ..   129,655,882
                                                              ------------

NET CHANGE IN ASSETS FROM
 OPERATIONS ................................................  $134,079,407
                                                              ============
                 See accompanying notes to financial statements.

                                                CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED             YEAR ENDED
                                                                              JUNE 30, 2005        DECEMBER 31,
                                                                                (UNAUDITED)            2004
                                                                              ---------------    ---------------
FROM OPERATIONS
  Net investment income ...................................................   $     4,423,525    $     1,172,585
  Net realized gain from investments and foreign currency transactions ....       100,195,399        195,830,533
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign currency .........        29,460,483       (102,607,485)
                                                                              ---------------    ---------------
    Change in net assets from operations ..................................       134,079,407         94,395,633
                                                                              ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...................................................                 0         (1,122,661)
  Net realized long-term capital gain on investments ......................                 0       (114,230,602)
                                                                              ---------------    ---------------
                                                                                            0       (115,353,263)
                                                                              ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................................       299,972,952        350,770,119
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ..................................                 0            902,239
    Distributions from net long-term capital realized gain ................                 0         94,668,422
                                                                              ---------------    ---------------
                                                                                  299,972,952        446,340,780
  Cost of shares redeemed .................................................      (133,876,312)      (282,045,208)
                                                                              ---------------    ---------------
    Change in net assets derived from capital share transactions ..........       166,096,640        164,295,572
                                                                              ---------------    ---------------
  Total change in net assets ..............................................       300,176,047        143,337,942

NET ASSETS
  Beginning of period .....................................................       918,837,046        775,499,104
                                                                              ---------------    ---------------

  End of period (including undistributed net investment income of
    $4,423,525 and $0 at June 30, 2005 and December 31, 2004,
    respectively)                                                             $ 1,219,013,093    $   918,837,046
                                                                              ===============    ===============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................................         9,337,386         11,433,308
  Issued in connection with reinvestment of:
    Dividends from net investment income ..................................                 0             30,751
    Distributions from net long-term capital realized gain ................                 0          3,226,599
                                                                              ---------------    ---------------
                                                                                    9,337,386         14,690,658
  Redeemed ................................................................        (4,320,878)        (9,464,607)
                                                                              ---------------    ---------------
  Net change ..............................................................         5,016,508          5,226,051
                                                                              ===============    ===============

                             See accompanying notes to financial statements.

                                                       CGM FOCUS FUND
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                       SIX MONTHS
                                         ENDED                                 YEAR ENDED DECEMBER 31,
                                     JUNE 30, 2005      ----------------------------------------------------------------------
                                      (UNAUDITED)          2004             2003           2002           2001          2000
                                     --------------     ---------        ---------      ---------      ---------      --------
For a share of the Fund outstanding
  throughout the period:

Net asset value at the beginning
  of period .....................        $29.51            $29.93           $17.98         $21.87         $15.80        $10.50
                                         ------            ------           ------         ------         ------        ------
Net investment income (loss)(a) .          0.13(b)(c)        0.04(b)(c)      (0.21)(b)      (0.21)(b)       0.01          0.36
Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .          4.08              3.65            12.16          (3.68)          7.51          5.30
                                         ------            ------           ------         ------         ------        ------
Total from investment operations           4.21              3.69            11.95          (3.89)          7.52          5.66
                                         ------            ------           ------         ------         ------        ------
Dividends from net investment
  income ........................            --             (0.04)              --             --          (0.01)        (0.36)
Distribution from net realized
  gain ..........................            --             (4.07)              --             --          (1.44)           --
                                         ------            ------           ------         ------         ------        ------
Total Distributions .............            --             (4.11)              --             --          (1.45)        (0.36)
                                         ------            ------           ------         ------         ------        ------
Net increase (decrease) in net
  asset value ...................          4.21             (0.42)           11.95          (3.89)          6.07          5.30
                                         ------            ------           ------         ------         ------        ------
Net asset value at end of period         $33.72            $29.51           $29.93         $17.98         $21.87        $15.80
                                         ======            ======           ======         ======         ======        ======
Total Return (%) ................          14.3              12.4             66.5         (17.8)           47.7(d)       53.9(d)

Ratios:
Operating expenses to average net
  assets (%) ....................          1.10*             1.12             1.18           1.18           1.20          1.20
Dividends and interest on short
  positions to average net assets(%)       0.14*             0.09               --           0.02           0.00          0.01
                                         ------            ------           ------         ------         ------        ------
Total expenses to average net
  assets (%) ....................          1.24*             1.21             1.18           1.20           1.20          1.21
                                         ======            ======           ======         ======         ======        ======
Operating expenses to average net
  assets before expense
  limitation (%) ................           N/A               N/A              N/A            N/A           1.32          1.64
Dividends and interest on short
  positions to average net assets
  before expense limitation (%) .           N/A               N/A              N/A            N/A           0.00          0.01
                                         ------            ------           ------         ------         ------        ------
Total expenses to average net
  assets before expense
  limitation (%) ................           N/A               N/A              N/A            N/A           1.32          1.65
                                         ======            ======           ======         ======         ======        ======
Net investment income (loss) to
  average net assets (%) ........          0.85*             0.14            (0.92)         (0.98)          0.11          3.02
Portfolio turnover (%) ..........           271*              327              204            155            254           551

Net assets at end of period
  (in thousands) ($) ............     1,219,013           918,837          775,499        383,983        249,562        78,889

(a) Net of reimbursement
    which amounted to ($) .......           N/A               N/A              N/A            N/A           0.01          0.05
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) Net investment income (loss) per share before dividends and interest on short positions for the period ended
    December 31, 2004 and June 30, 2005 was $0.07 and $0.15, respectively.
(d) The total return would have been lower had certain expenses not been reduced during the period.
*   Computed on an annualized basis.

                                    See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004, there were no capital loss carryovers available to offset future realized gains. During the year 2004 the Fund utilized $78,257,264 of capital loss carryovers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to amortization on bonds held short. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales and unrealized gain (loss) on futures contracts, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $1,122,661 and long-term gains $114,230,602. For tax purposes for the year ended December 31, 2004, there was no undistributed ordinary income or capital gains except for unrealized appreciation of $142,262,535.

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at June 30, 2005 was $507,508,021 and the value of cash held in a segregated account was $489,663,786.

F. CURRENCY FUTURE CONTRACTS -- The Fund may seek to manage exposure to the relevant markets or to profit from changes in currency exchange rates using currency future contracts and other derivatives. The Fund will only engage in transactions in futures contracts that are traded on a United States exchange or board of trade. The value of futures contracts positions could be adversely affected by a number of complex political and economic factors applicable to the countries issuing the underlying currencies. When the Fund invests in future contracts these investments can disproportionately increase losses when currency exchange rates are changing. The Fund may not fully benefit from, or may lose money on, currency futures contracts if the Fund's investment manager fails to accurately predict changes in their value.

    Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. At June 30, 2005 the market value of the U.S. Treasury note pledged to cover margin requirements was $989,805. Pursuant to the contract the Fund agrees to receive from or pay to the futures broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2005, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,555,855,792 and $1,388,767,977, respectively. There were no purchases nor sales of long-term United States government obligations for the period ended June 30, 2005.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2005, the Fund incurred management fees of $5,037,606, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. For the period ended June 30, 2005 these expenses amounted to $101,791 and are shown separately in the financial statements as Accounting, Administration and Compliance.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2005, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the four CGM Funds.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with State Street Corporation. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2005.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of the CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning        Ending          Expenses Paid
                            Account Value   Account Value      During Period*
                               1/01/05         6/30/05        1/01/05 - 6/30/05
-------------------------------------------------------------------------------
Actual                        $1,000.00      $1,143.00             $6.59
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00      $1,018.65             $6.21
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.24%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President
W. DUGAL THOMAS, Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 05                        Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2005, as set forth in 210.12-12 of Regulation S-X, is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: August 22, 2005


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: August 22, 2005